Basis of Presentation of the Consolidated Financial Statements - Investments in Associates (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of voting power considered to be significant influence		20.00%
Cash flows from the loss or gains of control of subsidiaries or other businesses, net		$ 1,234,493,876
Enel X Way Chile S.p.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Number of shares held in subsidiary sold	1,020
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	$ 11,358,338	$ 11,358,338
Proportion of ownership interest in a subsidiary sold	51.00%
GNL Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Total		33.33%	33.33%
Enel AMPCI Ebus Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Total		20.00%	20.00%
Enel X Way Chile S.p.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Total		49.00%	49.00%
Proportion of ownership interest in a associate sold				20.00%